CertAmx 1-32916

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECEIVED
MAR 2 6 2008
The Division of
Investment Management

Bryan Fischer
Managing Director
Listing Qualifications
(212) 306-2434

March 26, 2008

Mr. Louis Mayberg
President
ProShares Trust
7501 Wisconsin Avenue, Suite 1000
Bethesda, MD 20814

Dear Mr. Mayberg:

I am pleased to inform you that today, the American Stock Exchange LLC approved the application of the ProShares Trust (the "Trust") for the listing of an unlimited number of Shares of beneficial interest, no par value, subject to official notice of issuance, of its:

- Ultra Telecommunications ProShares
- UltraShort Telecommunications ProShares

Sincerely,

Bryan Fischer

PROCESSED
MAR 3 1 2008
THOMSON
FINANCIAL

08016270

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date:	March 26, 2008		
To:	Ms. Cecile Peters	**From:**	Jamie Patturelli
Firm:	Securities and Exchange Commission	**Fax:**	212.306.5325
Fax:	202.777.1030	**Phone**	212.306.2437
Phone		**Pages:**	(Including cover sheet)

END